As filed with the Securities and Exchange Commission on October 30, 2008

Registration No. 333-113442/811-8878

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 7	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

Amendment No. 29	☒

(Check appropriate box or boxes)

TFLIC SERIES LIFE ACCOUNT

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4 Manhattanville Road

Purchase, New York 10577

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(727) 299-1531

Robert F. Colby, Esq.

Vice President, Assistant Secretary and Counsel

Transamerica Financial Life Insurance Company

P.O. Box 9054

Clearwater, FL 33758-9054

(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 10, 2008, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (Date)—, pursuant to paragraph (a)(1)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A, B and C

Parts A, B and C to the TFLIC Series Life Account of Transamerica Financial Life Insurance Company’s Post–Effective Amendment No. 7 on Form N-6 are identical to those filed in Post-Effective Amendment No. 6 (filed with the Commission on August 12, 2008); Parts A, B, and C are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No.6. A filing pursuant to Rule 485(b) will be submitted to the Commission on or before November 10, 2008 which will incorporate all Staff comments and any required missing information or items.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on this 29th day of October, 2008.

TFLIC SERIES LIFE ACCOUNT
Registrant

By:	/s/ Peter G. Kunkel
Peter G. Kunkel
Chairman of the Board and President*

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
Depositor

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature and Title	DATE
/s/ Peter G. Kunkel	October 29, 2008
Peter G. Kunkel
Chairman of the Board and President*

/s/ William Brown, Jr.	October 29, 2008
William Brown, Jr., Director*

/s/ William L. Busler	October 29, 2008
William L. Busler, Director*

/s/ John T. Mallett	October 29, 2008
John T. Mallett, Director*

/s/ Ronald F. Mosher	October 29, 2008
Ronald F. Mosher, Director*

/s/ Steven E. Frushtick	October 29, 2008
Steven E. Frushtick, Director*

/s/ James P. Larkin	October 29, 2008
James P. Larkin, Director*

Signature and Title	DATE
/s/ Peter P. Post	October 29, 2008
Peter P. Post, Director*

/s/ Cornelis H. Verhagen	October 29, 2008
Cornelis H. Verhagen, Director*

/s/ Colette F. Vargas	October 29, 2008
Colette F. Vargas, Director and Chief Actuary*

/s/ Joseph P. Carusone	October 29, 2008
Joseph P. Carusone, Director*

/s/ Robert F. Colby	October 29, 2008
Robert F. Colby, Director, Vice President, Assistant Secretary and Counsel*

/s/ Elizabeth Belanger	October 29, 2008
Elizabeth Belanger, Director*

*	/s/ Arthur D. Woods
Signed by Arthur D. Woods as Attorney-In-Fact